Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - CAD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) [Line Items]
Transaction costs	[1]		$ 39,317
Prepaid expenses		6,597	6,607
Inventory	[2]	1,457	4,317
Deferred charges	[3]	238,513	247
Other		33,893	1,681
Prepaid expenses and other current assets		$ 280,460	$ 52,169

[1]	Transaction costs represent the incremental costs in connection with the debt and equity financing.
[2]	As at December 31, 2024, inventory consisted of $0.3 million of work in progress (December 31, 2023 — $2.8 million) and $1.2 million of other inventory (December 31, 2023 — $1.5 million).
[3]	As at December 31, 2024, the deferred financing charges were associated with the Telesat Lightspeed Financing Warrants (Note 24) granted to the Government of Canada and the Government of Quebec and the debt issue costs associated with the Telesat Lightspeed Financing. As at December 31, 2023, deferred charges included deferred financing charges relating to the Revolving Credit Facility. As the drawdowns will be made against the Telesat Lightspeed Financing, the proportional amount of the current and long-term assets will be transferred to the debt issue costs against the long-term indebtedness.